Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Global Allocation Portfolio
(All Share Classes)
Supplement dated March 1, 2022
to the current Summary Prospectuses and
Prospectuses dated May 1, 2021, as supplemented
Effective immediately, the following changes will be made to each Summary Prospectus and Prospectus of the Portfolio:
The “What are the Portfolio’s main investment strategies?” section of each Summary Prospectus and Prospectus of the Portfolio shall be deleted and replaced with the following:
The Portfolio has significant flexibility to invest in a broad range of equity, fixed income and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. J.P. Morgan Investment Management Inc. (JPMIM or the adviser) uses a flexible asset allocation approach in constructing the Portfolio. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in countries other than the United States (Non‑U.S. Countries) unless the adviser determines, in its sole discretion, that conditions are not favorable. If the adviser determines that conditions are not favorable, the Portfolio may invest under 40% of its total assets in Non‑U.S. Countries provided that the Portfolio will not invest less than 30% of its total assets in Non‑U.S. Countries under normal circumstances except for temporary defensive purposes. In managing the Portfolio, the adviser will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Portfolio will invest across the full range of asset classes. Ranges for broad asset classes are:

Global Equity	10‑90%
Global Fixed Income	10‑90%
Alternatives	0‑60%
Cash and Cash Equivalents	0‑80%
The Portfolio’s equity investments may include common stock, preferred stock, convertible securities, depositary receipts, warrants to buy common stocks, master limited partnerships (MLPs), exchange-traded funds (ETFs) and mutual funds within the same group of investment companies (i.e., J.P. Morgan Funds) and, for the limited purposes described below, passive ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (together with J.P. Morgan Funds, underlying funds). A passive ETF is a registered investment company that seeks to track the performance of a particular market index. These indices include not only broad-based market indices but also more specific indices, including those relating to particular sectors, markets, factors, regions or industries. The Portfolio is generally unconstrained by any particular capitalization with regard to its equity investments.
The Portfolio’s fixed income investments may include bank obligations, convertible securities, U.S. government securities (including agencies and instrumentalities), mortgage-backed and mortgage-related securities (which may include securities that are issued by non‑governmental entities), domestic and foreign corporate bonds, high yield securities (junk bonds), loan assignments and participations (Loans), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The Portfolio is generally unconstrained with regard to the duration of its fixed income investments.
The Portfolio’s alternative investments include securities that are not a part of the Portfolio’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred stock), exchange traded notes (ETNs), exchange traded commodities (ETCs), J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The investments in this asset class may give the Portfolio exposure to: market neutral strategies, long/short strategies, real estate (including real estate investment trusts (REITS)), currencies and commodities.
To the extent the Portfolio invests in underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Portfolio or that have superior returns. For passive ETFs, the adviser expects to use a J.P. Morgan ETF unless the adviser determines the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. In addition, the Portfolio may seek to gain passive exposure to one or more markets by investing directly in the securities underlying a particular index.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. For example, in implementing equity market neutral strategies and macro-based strategies, the Portfolio may use a total return swap to establish both long and short positions in order to gain the desired exposure rather than physically purchasing and selling short each instrument. The Portfolio may use futures contracts, options, forwards and swaps, including total return swaps, to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Portfolio’s gain. The Portfolio may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Portfolio does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.
The Portfolio may invest in securities denominated in any currency. The Portfolio may utilize forward currency transactions to hedge exposure to non‑dollar investments back to the U.S. dollar.
As part of the underlying strategies, the Portfolio may enter into short sales. In short selling transactions, the Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.
The Portfolio will likely engage in active and frequent trading.
Investment Process: As attractive investments across asset classes and strategies arise, the adviser attempts to capture these opportunities and has wide latitude to allocate the Portfolio’s assets among strategies and asset classes. The adviser establishes the strategic and tactical allocation for the Portfolio and makes decisions concerning strategies, sectors and overall portfolio construction. The adviser develops its investment insights through the combination of top‑down macro views, together with the bottom‑up views of the separate asset class specialists within J.P. Morgan Asset Management globally.
In buying and selling investments for the Portfolio, the adviser employs a continuous four-step process: (1) making asset allocation decisions based on JPMIM’s assessment of the intermediate term (6–18 months) market outlook; (2) constructing the portfolio after considering the Portfolio’s risk and return target, by determining the weightings of the asset classes, selecting the underlying securities, funds and other instruments; (3) for the Portfolio’s investments in securities issued by other funds, analyzing the investment capabilities of the underlying portfolio managers and funds, and (4) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in JPMIM’s shorter term market outlook.

JPMorgan Insurance Trust Global Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Global Allocation Portfolio
(All Share Classes)
Supplement dated March 1, 2022
to the current Summary Prospectuses and
Prospectuses dated May 1, 2021, as supplemented
Effective immediately, the following changes will be made to each Summary Prospectus and Prospectus of the Portfolio:
The “What are the Portfolio’s main investment strategies?” section of each Summary Prospectus and Prospectus of the Portfolio shall be deleted and replaced with the following:
The Portfolio has significant flexibility to invest in a broad range of equity, fixed income and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. J.P. Morgan Investment Management Inc. (JPMIM or the adviser) uses a flexible asset allocation approach in constructing the Portfolio. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in countries other than the United States (Non‑U.S. Countries) unless the adviser determines, in its sole discretion, that conditions are not favorable. If the adviser determines that conditions are not favorable, the Portfolio may invest under 40% of its total assets in Non‑U.S. Countries provided that the Portfolio will not invest less than 30% of its total assets in Non‑U.S. Countries under normal circumstances except for temporary defensive purposes. In managing the Portfolio, the adviser will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Portfolio will invest across the full range of asset classes. Ranges for broad asset classes are:

Global Equity	10‑90%
Global Fixed Income	10‑90%
Alternatives	0‑60%
Cash and Cash Equivalents	0‑80%
The Portfolio’s equity investments may include common stock, preferred stock, convertible securities, depositary receipts, warrants to buy common stocks, master limited partnerships (MLPs), exchange-traded funds (ETFs) and mutual funds within the same group of investment companies (i.e., J.P. Morgan Funds) and, for the limited purposes described below, passive ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (together with J.P. Morgan Funds, underlying funds). A passive ETF is a registered investment company that seeks to track the performance of a particular market index. These indices include not only broad-based market indices but also more specific indices, including those relating to particular sectors, markets, factors, regions or industries. The Portfolio is generally unconstrained by any particular capitalization with regard to its equity investments.
The Portfolio’s fixed income investments may include bank obligations, convertible securities, U.S. government securities (including agencies and instrumentalities), mortgage-backed and mortgage-related securities (which may include securities that are issued by non‑governmental entities), domestic and foreign corporate bonds, high yield securities (junk bonds), loan assignments and participations (Loans), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The Portfolio is generally unconstrained with regard to the duration of its fixed income investments.
The Portfolio’s alternative investments include securities that are not a part of the Portfolio’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred stock), exchange traded notes (ETNs), exchange traded commodities (ETCs), J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The investments in this asset class may give the Portfolio exposure to: market neutral strategies, long/short strategies, real estate (including real estate investment trusts (REITS)), currencies and commodities.
To the extent the Portfolio invests in underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Portfolio or that have superior returns. For passive ETFs, the adviser expects to use a J.P. Morgan ETF unless the adviser determines the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. In addition, the Portfolio may seek to gain passive exposure to one or more markets by investing directly in the securities underlying a particular index.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. For example, in implementing equity market neutral strategies and macro-based strategies, the Portfolio may use a total return swap to establish both long and short positions in order to gain the desired exposure rather than physically purchasing and selling short each instrument. The Portfolio may use futures contracts, options, forwards and swaps, including total return swaps, to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Portfolio’s gain. The Portfolio may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Portfolio does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.
The Portfolio may invest in securities denominated in any currency. The Portfolio may utilize forward currency transactions to hedge exposure to non‑dollar investments back to the U.S. dollar.
As part of the underlying strategies, the Portfolio may enter into short sales. In short selling transactions, the Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.
The Portfolio will likely engage in active and frequent trading.
Investment Process: As attractive investments across asset classes and strategies arise, the adviser attempts to capture these opportunities and has wide latitude to allocate the Portfolio’s assets among strategies and asset classes. The adviser establishes the strategic and tactical allocation for the Portfolio and makes decisions concerning strategies, sectors and overall portfolio construction. The adviser develops its investment insights through the combination of top‑down macro views, together with the bottom‑up views of the separate asset class specialists within J.P. Morgan Asset Management globally.
In buying and selling investments for the Portfolio, the adviser employs a continuous four-step process: (1) making asset allocation decisions based on JPMIM’s assessment of the intermediate term (6–18 months) market outlook; (2) constructing the portfolio after considering the Portfolio’s risk and return target, by determining the weightings of the asset classes, selecting the underlying securities, funds and other instruments; (3) for the Portfolio’s investments in securities issued by other funds, analyzing the investment capabilities of the underlying portfolio managers and funds, and (4) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in JPMIM’s shorter term market outlook.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio has significant flexibility to invest in a broad range of equity, fixed income and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. J.P. Morgan Investment Management Inc. (JPMIM or the adviser) uses a flexible asset allocation approach in constructing the Portfolio. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in countries other than the United States (Non‑U.S. Countries) unless the adviser determines, in its sole discretion, that conditions are not favorable. If the adviser determines that conditions are not favorable, the Portfolio may invest under 40% of its total assets in Non‑U.S. Countries provided that the Portfolio will not invest less than 30% of its total assets in Non‑U.S. Countries under normal circumstances except for temporary defensive purposes. In managing the Portfolio, the adviser will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Portfolio will invest across the full range of asset classes. Ranges for broad asset classes are:

Global Equity	10‑90%
Global Fixed Income	10‑90%
Alternatives	0‑60%
Cash and Cash Equivalents	0‑80%
The Portfolio’s equity investments may include common stock, preferred stock, convertible securities, depositary receipts, warrants to buy common stocks, master limited partnerships (MLPs), exchange-traded funds (ETFs) and mutual funds within the same group of investment companies (i.e., J.P. Morgan Funds) and, for the limited purposes described below, passive ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (together with J.P. Morgan Funds, underlying funds). A passive ETF is a registered investment company that seeks to track the performance of a particular market index. These indices include not only broad-based market indices but also more specific indices, including those relating to particular sectors, markets, factors, regions or industries. The Portfolio is generally unconstrained by any particular capitalization with regard to its equity investments.
The Portfolio’s fixed income investments may include bank obligations, convertible securities, U.S. government securities (including agencies and instrumentalities), mortgage-backed and mortgage-related securities (which may include securities that are issued by non‑governmental entities), domestic and foreign corporate bonds, high yield securities (junk bonds), loan assignments and participations (Loans), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The Portfolio is generally unconstrained with regard to the duration of its fixed income investments.
The Portfolio’s alternative investments include securities that are not a part of the Portfolio’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred stock), exchange traded notes (ETNs), exchange traded commodities (ETCs), J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The investments in this asset class may give the Portfolio exposure to: market neutral strategies, long/short strategies, real estate (including real estate investment trusts (REITS)), currencies and commodities.
To the extent the Portfolio invests in underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Portfolio or that have superior returns. For passive ETFs, the adviser expects to use a J.P. Morgan ETF unless the adviser determines the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. In addition, the Portfolio may seek to gain passive exposure to one or more markets by investing directly in the securities underlying a particular index.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. For example, in implementing equity market neutral strategies and macro-based strategies, the Portfolio may use a total return swap to establish both long and short positions in order to gain the desired exposure rather than physically purchasing and selling short each instrument. The Portfolio may use futures contracts, options, forwards and swaps, including total return swaps, to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Portfolio’s gain. The Portfolio may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Portfolio does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.
The Portfolio may invest in securities denominated in any currency. The Portfolio may utilize forward currency transactions to hedge exposure to non‑dollar investments back to the U.S. dollar.
As part of the underlying strategies, the Portfolio may enter into short sales. In short selling transactions, the Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.
The Portfolio will likely engage in active and frequent trading.
Investment Process: As attractive investments across asset classes and strategies arise, the adviser attempts to capture these opportunities and has wide latitude to allocate the Portfolio’s assets among strategies and asset classes. The adviser establishes the strategic and tactical allocation for the Portfolio and makes decisions concerning strategies, sectors and overall portfolio construction. The adviser develops its investment insights through the combination of top‑down macro views, together with the bottom‑up views of the separate asset class specialists within J.P. Morgan Asset Management globally.
In buying and selling investments for the Portfolio, the adviser employs a continuous four-step process: (1) making asset allocation decisions based on JPMIM’s assessment of the intermediate term (6–18 months) market outlook; (2) constructing the portfolio after considering the Portfolio’s risk and return target, by determining the weightings of the asset classes, selecting the underlying securities, funds and other instruments; (3) for the Portfolio’s investments in securities issued by other funds, analyzing the investment capabilities of the underlying portfolio managers and funds, and (4) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in JPMIM’s shorter term market outlook.